INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Depreciation and depletion included in inventories		$ 3,747
Share-based compensation included in inventories		870
Transfers to inventories		(21,945)	$ 0
Inventories expensed to cost of sales		$ 13,394
Las Chispas Property [Member]
Inventories [Line Items]
Transfers to inventories	$ 13,655